March 1, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  The Dreyfus/Laurel Funds, Inc.
  - Dreyfus Bond Market Index Fund

  - Dreyfus Disciplined Stock Fund

  - Dreyfus Institutional S&P 500 Stock Index Fund

  - Dreyfus Tax Managed Growth Fund

  - Dreyfus Unconstrained Bond Fund

  (the "Funds")

 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 184 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2019.

Please address any comments or questions to my attention at 412-236-9672.

Sincerely,

/s/ Beth L. Marangoni

Beth L. Marangoni

Analyst/Paralegal